Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Renewal option extend lease an additional year	3 years
Interest rate for assets under remaining capital leases	0.65%
Rent expense for non-cancelable operating leases	$ 193,372	$ 144,896
IOWA
Loss Contingencies [Line Items]
Lease facilities expires date	Sep. 30, 2016
FLORIDA
Loss Contingencies [Line Items]
Lease facilities expires date	Oct. 31, 2017